Note 15 - Research and Development Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Research and Development Expenses [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Salary and employee benefits	$210	$167	$443	$254
Consultants and subcontractors	70	17	77	23
Depreciation and amortization	4	-	4	-
Clinical trials	-	14	-	19
Expenses - other	66	1	115	24
	350	199	639	320
Less – grants received	-	-	-	-
Total	$350	$199	$639	$320

	December 31
	2023	2022

Salary and employee benefits	$527	$944
Consultants and subcontractors	99	152
Depreciation and amortization	-	14
Clinical trials	3	60
Expenses - other	112	129
	741	1,299
Less – grants received	-	-
Total	$741	$1,299